Biological Assets (Tables)	12 Months Ended
Dec. 31, 2021
Changes In Biological Assets [Abstract]
Summary of Change in Carrying Value of Biological Assets

The Company’s biological assets consist of cannabis plants in various stages of vegetation, including plants which have not been harvested. The change in carrying value of biological assets is as follows:

As at	December 31, 2021	December 31, 2020
Balance, beginning of year	3,531	14,309
Increase in biological assets due to capitalized costs	25,880	39,957
Net change in fair value of biological assets	4,708	6,496
Transferred to inventory upon harvest	(29,709)	(54,388)
Disposition of Bridge Farm (note 6)	—	(2,831)
Foreign currency translation	—	(12)
Balance, end of year	4,410	3,531

Summary of Significant Unobservable Inputs and Impact on Fair Value of Biological Assets

Management believes the most significant unobservable inputs and their impact on fair value of biological assets are as follows:

Assumption	Input	Weighted average input		Effect of 10% change ($000s)
		December 31 2021	December 31 2020	December 31 2021	December 31 2020
Yield per square foot of growing space (1)	Grams	49	45	435	347
Average net selling price (2)	$/gram	4.49	5.13	1,014	1,022
After harvest cost to complete and sell	$/gram	1.06	1.32	249	291
(1)	Varies by strain; obtained through historical growing results or grower estimate if historical results are not available.
(2)	Varies by strain and sales market; obtained through average selling prices or estimated future selling prices if historical results are not available.